Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 17 - SEGMENT INFORMATION

This segment structure reflects the financial information and reports used by the Company’s management, specifically its Chief Operating Decision Maker (“CODM”), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.

The Company reports segment information based on the management approach, which designates the internal reporting used by the CODM, the Company’s Chief Executive Officer for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocate resources and assesses the performance of each operating segment based on potential business opportunities, historical and potential future revenues and operating expenses.

The Company has one operating and reportable segment.

The Company’s method for measuring profitability on a reportable segment basis is operating income (loss).

The following table presents information about the Company’s reportable segment for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
	NIS
Revenues	55,845	927,000
Cost of revenues	-	(213,344)
Gross profit	55,845	713,656
Selling, administrative and general expenses	(739,681)	(432,088)
Operating income (Loss)	(683,836)	281,568
Financial expenses, net	(94,380)	(84,337)
Income (Loss) for the year after financing expences	(778,216)	197,231
Other income	20,000	-
Net Income (Loss)	(758,216)	197,231